Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000029018 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000029018 | Country SummaryMultinational
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000029018 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000029018 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000029018 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000029018 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000029018 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000029018 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029018 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029018 | Country SummaryMexico
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000029018 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000029018 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000029018 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000029018 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000029018 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000029018 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000029018 | 14051373
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000029018 | 14052330
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000029018 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000029018 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000029018 | AssetGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000029018 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000029018 | AssetMortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000029018 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029018 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000029018 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000029018 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000029015 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000029015 | Country SummaryMultinational
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000029015 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000029015 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000029015 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000029015 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000029015 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000029015 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029015 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029015 | Country SummaryMexico
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000029015 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000029015 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000029015 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000029015 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000029015 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000029015 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000029015 | 14051373
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000029015 | 14052330
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000029015 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000029015 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000029015 | AssetGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000029015 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000029015 | AssetMortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000029015 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029015 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000029015 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000029015 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000029017 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000029017 | Country SummaryMultinational
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000029017 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000029017 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000029017 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000029017 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000029017 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000029017 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029017 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029017 | Country SummaryMexico
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000029017 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000029017 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000029017 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000029017 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000029017 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000029017 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000029017 | 14051373
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000029017 | 14052330
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000029017 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000029017 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000029017 | AssetGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000029017 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000029017 | AssetMortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000029017 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029017 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000029017 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000029017 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000029021 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000029021 | Country SummaryMultinational
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000029021 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000029021 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000029021 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000029021 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000029021 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000029021 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029021 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029021 | Country SummaryMexico
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000029021 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000029021 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000029021 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000029021 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000029021 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000029021 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000029021 | 14051373
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000029021 | 14052330
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000029021 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000029021 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000029021 | AssetGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000029021 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000029021 | AssetMortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000029021 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029021 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000029021 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000029021 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000029007 | 14051705
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000029007 | 14051379
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000029007 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	59.10%
C000029007 | AssetGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000029007 | AssetAgencies
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029004 | 14051705
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000029004 | 14051379
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000029004 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	59.10%
C000029004 | AssetGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000029004 | AssetAgencies
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029006 | 14051705
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000029006 | 14051379
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000029006 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	59.10%
C000029006 | AssetGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000029006 | AssetAgencies
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029010 | 14051705
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000029010 | 14051379
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000029010 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	59.10%
C000029010 | AssetGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000029010 | AssetAgencies
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000232929 | 14051705
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000232929 | 14051379
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000232929 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	59.10%
C000232929 | AssetGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000232929 | AssetAgencies
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029036 | 14053129
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000029036 | 14053028
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000029036 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000029036 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000029036 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000029036 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000029036 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000029036 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000029036 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000029036 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000029036 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000029036 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000029036 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000029036 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000029036 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000029036 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000029036 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	64.90%
C000029036 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000029033 | 14053129
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000029033 | 14053028
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000029033 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000029033 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000029033 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000029033 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000029033 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000029033 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000029033 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000029033 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000029033 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000029033 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000029033 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000029033 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000029033 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000029033 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000029033 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	64.90%
C000029033 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000029035 | 14053129
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000029035 | 14053028
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000029035 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000029035 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000029035 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000029035 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000029035 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000029035 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000029035 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000029035 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000029035 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000029035 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000029035 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000029035 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000029035 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000029035 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000029035 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	64.90%
C000029035 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000029029 | 14053027
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000029029 | 14052949
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000029029 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000029029 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000029029 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000029029 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000029029 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000029029 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000029029 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000029029 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000029029 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000029029 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000029029 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000029029 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000029029 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000029029 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000029029 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	64.30%
C000029029 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000029026 | 14053027
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000029026 | 14052949
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000029026 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000029026 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000029026 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000029026 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000029026 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000029026 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000029026 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000029026 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000029026 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000029026 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000029026 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000029026 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000029026 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000029026 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000029026 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	64.30%
C000029026 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000029028 | 14053027
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000029028 | 14052949
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000029028 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000029028 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000029028 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000029028 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000029028 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000029028 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000029028 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000029028 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000029028 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000029028 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000029028 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000029028 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000029028 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000029028 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000029028 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	64.30%
C000029028 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	34.80%